Discontinued Operations - Schedule of Statement of Operations for the Company’s Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statement of Operations for the Company’s Discontinued Operations [Abstract]
Revenue		$ 4,047,121	$ 7,558,530	$ 21,262,934	$ 6,906,160	$ 8,564,776
Operating expenses:
Cost of revenues		3,034,609	4,132,178	16,394,702
Depreciation and amortization				107,627	100,572	524,910
Salaries and wages		825,286	1,136,044	3,422,824	4,099,153	4,077,204
General and administrative		125,891	505,578	1,249,979	1,974,718	4,121,068
Total operating expenses		3,985,786	5,773,800	21,175,132	25,800,526	55,943,595
Income from operations		61,335	1,784,730	87,802	(954,920)	(9,314,754)
Other income (expenses):
Gain on sale of business unit			7,950,773		(7,950,773)
Other income			1,500
Gain (loss) on disposal of subsidiary				(1,434,392)
Gain on sale of asset		204,081		204,081
Exchange loss				(923)
Total other income (expense)		204,081	7,952,273	(1,231,234)	(1,435,315)	2,911,424
Pre-tax income (loss) from discontinued operations		265,416	9,737,003	(1,143,432)	(2,390,235)	(6,403,330)
Provision for income taxes
Net income (loss) from discontinued operations, net of tax		$ 265,416	$ 9,737,003	$ (1,143,432)	$ (2,390,235)	$ (6,403,330)